Document and Entity Information Document	Sep. 19, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 19, 2019
Entity Registrant Name	Sotheby's
Entity Central Index Key	0000823094
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9750
Entity Tax Identification Number	38-2478409
Entity Address, Address Line One	1334 York Avenue
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10021
City Area Code	212
Local Phone Number	606-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	BID
Security Exchange Name	NYSE
Entity Emerging Growth Company	false